BANK BORROWINGS - Movement of asset backed securities and bonds (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BANK BORROWINGS
Asset-backed secured borrowings, beginning of the period	₺ 576,783
Addition	554,763	₺ 1,427,293
Change in interest accrual	79,645	70,196
Payments	(1,123,326)	(835,444)
Monetary gain	(87,865)	(85,262)
Asset-backed secured borrowings, beginning of the period	0	576,783
Debt securities, beginning of the period	576,666
Issued securities	196,229	600,965
Change in interest accrual	105,364	60,945
Payments	(732,598)
Monetary gain	₺ (145,661)	(85,244)
Debt securities, end of the period		₺ 576,666